Additional Information Required by the Argentine Central Bank - Contributions to Garantizar S.G.R.'s Risk Fund (Detail) - Garantizar SGRs risk fund - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fondo de Riesgo Garantizar SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 20,951,027	$ 7,149,239
Don Mario SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	2,200,000	1,742,109
Movil SGR
Disclosure of restricted assets [line items]
Contributions to the Fund	2,532,700	2,395,400
Potenciar S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	5,018,353	2,609,577
Bind Garantías S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	550,000	108,882
Aval Ganadero S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	480,000	0
Riesgo de Campo Aval S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 100,000	$ 0